Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.
As at December 31, 2019, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Contract Rate (1)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity 2020 $
Euro	5,820	0.86	(202)	6,750
(1) Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.
The Partnership entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 10), and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2020, 2021 and 2023, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at December 31, 2019.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(20,665)	0.4
1,200,000	146,500	NIBOR	6.00%	7.72%	(10,532)	1.8
850,000	102,000	NIBOR	4.60%	7.89%	(10,907)	3.7
					(42,104)

Interest Rate Swap Agreements	As at December 31, 2019, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	118,750	(18,458)	9.0	5.2%
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	21,423	(237)	1.6	2.8%
U.S. Dollar-denominated interest rate swaps(iii)(iv)	LIBOR	116,018	2,210	4.7	1.4%
U.S. Dollar-denominated interest rate swaps(iii)(iv)	LIBOR	317,194	(19,268)	1.0	3.4%
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	172,440	(4,324)	7.0	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	75,089	(8,160)	3.7	3.8%
			(48,237)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2019, ranged from 0.30% to 3.25%.

(ii)	Principal amount reduces semi-annually.

(iii)	These interest rate swaps are subject to mandatory early termination in 2020, 2021, and 2024 whereby the swaps will be settled based on their fair value at that time.
(iv)
Principal amount reduces quarterly.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/Advances to affiliates $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $		Current portion of derivative liabilities $		Derivative liabilities $
As at December 31, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(12)		(837)		(3,475)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	21	355	1,834	(2,821)		(14,758)		(28,544)
Foreign currency forward contracts	—	—	—	—		(202)		—
Cross currency swap agreements	—	—	—	(456)		(22,661)		(18,987)
	21	355	1,834	(3,289)	—	(38,458)	—	(51,006)
As at December 31, 2018
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	21	784	2,362	—		—		—
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	167	11	—	(2,729)		(6,875)		(31,358)
Cross currency swap agreements	—	—	—	(713)		(4,729)		(23,680)
Toledo Spirit time-charter derivative	1,021	40	—	—		—		—
	1,209	835	2,362	(3,442)		(11,604)	—	(55,038)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2019 $			2018 $			2017 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(10,081)	(2,891)	(12,972)	(14,654)	31,061	16,407	(18,825)	12,393	(6,432)
Interest rate swap and swaption agreements termination	—	—	—	(13,681)	—	(13,681)	(610)	—	(610)
Interest rate swaption agreements	—	—	—	—	2	2	—	945	945
Foreign currency forward contracts	(147)	(202)	(349)	—	—	—	—	—	—
Toledo Spirit time-charter derivative	—	(40)	(40)	1,480	(930)	550	678	110	788
	(10,228)	(3,133)	(13,361)	(26,855)	30,133	3,278	(18,757)	13,448	(5,309)

The effect of the (loss) gain on these derivatives on the Partnership's consolidated statements of income is as follows:

	Year Ended December 31,
	2019 $			2018 $			2017 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(5,061)	(13,239)	(18,300)	(6,533)	21,240	14,707	(9,344)	49,047	39,703
Cross currency swap agreements termination	—	—	—	(42,271)	—	(42,271)	(25,733)	—	(25,733)
	(5,061)	(13,239)	(18,300)	(48,804)	21,240	(27,564)	(35,077)	49,047	13,970

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)	The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Year Ended December 31, 2019
Amount of Loss Recognized in OCI (i) $	Amount of Gain Reclassified from Accumulated OCI to Interest Expense (i) $
(7,458)	376

Year Ended December 31, 2018
Amount of Gain Recognized in OCI (effective portion) $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (effective portion) $	Amount of Gain Recognized in Interest Expense (ineffective portion) $
2,128	(152)	740

Year Ended December 31, 2017
Amount of Gain Recognized in OCI (effective portion) $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (effective portion) $	Amount of Loss Recognized in Interest Expense (ineffective portion) $
429	(427)	(740)
(i)
See Note 2 – adoption of ASU 2017-12